Fees Summary	Jun. 12, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,352,500
Previously Paid Amount	0.00
Total Fee Amount	186.78
Total Offset Amount	0.00
Net Fee	186.78
Narrative - Max Aggregate Offering Price	$ 1,352,500
Final Prospectus	true